Donoghue Forlines Innovation ETF (formerly, Donoghue Forlines Risk Managed Innovation ETF)
Schedule of Investments
October 31, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.7%
Communications - 17.6%
Airbnb, Inc. - Class A (a)(d)	3,351	$396,390
Alphabet, Inc. - Class A (a)	15,680	1,945,574
AppLovin Corp. - Class A (a)(d)	4,717	171,887
Electronic Arts, Inc.	2,743	339,556
Expedia Group, Inc. (a)	2,014	191,914
GoDaddy, Inc. - Class A (a)	2,639	193,254
Match Group, Inc. (a)	4,331	149,853
Meta Platforms, Inc. - Class A (a)	4,291	1,292,750
Pinterest, Inc. - Class A (a)	8,498	253,920
Shutterstock, Inc. (d)	1,427	58,050
Sirius XM Holdings, Inc. (d)	43,947	188,093
Trade Desk, Inc. - Class A (a)(d)	4,315	306,192
TripAdvisor, Inc. (a)(d)	4,951	73,077
VeriSign, Inc. (a)	1,269	253,369
Yelp, Inc. (a)	2,442	103,028
		5,916,907
Consumer Discretionary - 1.3%
eBay, Inc.	6,017	236,047
Etsy, Inc. (a)	2,509	156,311
Vista Outdoor, Inc. (a)(d)	2,143	53,832
		446,190
Consumer Staples - 2.5%
Clorox Co. (d)	1,436	169,017
Colgate-Palmolive Co.	5,126	385,065
Kimberly-Clark Corp.	2,380	284,743
		838,825
Energy - 0.8%
Enphase Energy, Inc. (a)(d)	1,863	148,258
Weatherford International PLC (a)(d)	1,338	124,554
		272,812
Health Care - 17.7%
AbbVie, Inc.	6,315	891,552
Amgen, Inc.	2,346	599,872
Bristol-Myers Squibb Co.	9,939	512,157
Corcept Therapeutics, Inc. (a)	3,340	93,787
Dynavax Technologies Corp. (a)	4,933	70,098
Exelixis, Inc. (a)	6,550	134,864
Gilead Sciences, Inc.	7,302	573,499
Halozyme Therapeutics, Inc. (a)	2,938	99,510
Incyte Corp. (a)(d)	3,232	174,302
Ironwood Pharmaceuticals, Inc. (a)(d)	6,147	55,139
Jazz Pharmaceuticals PLC (a)	1,198	152,170
Johnson & Johnson	5,775	856,664
Lantheus Holdings, Inc. (a)(d)	1,914	123,644
Merck & Co., Inc.	8,800	903,760
Neurocrine Biosciences, Inc. (a)	1,610	178,613
Vertex Pharmaceuticals, Inc. (a)	1,486	538,095
		5,957,726
Industrials - 4.0%
3M Co.	3,894	354,159
A.O. Smith Corp. (d)	2,077	144,892
Boeing Co. (a)	2,568	479,754
Keysight Technologies, Inc. (a)	1,774	216,517
Legalzoom.com, Inc. (a)(d)	7,584	75,612
Vontier Corp. (d)	3,279	96,927
		1,367,861
Technology - 55.8% (c)
Accenture PLC - Class A	2,113	627,751
Adobe, Inc. (a)	1,687	897,585
Agilysys, Inc. (a)	1,003	86,047
Apple, Inc.	15,530	2,652,058
Atlassian Corp. - Class A (a)	1,692	305,643
Autodesk, Inc. (a)	1,910	377,473
Automatic Data Processing, Inc.	1,870	408,071
Bentley Systems, Inc. - Class B (d)	4,299	209,103
Box, Inc. - Class A (a)(d)	4,574	113,710
Broadcom, Inc.	1,188	999,548
Cadence Design Systems, Inc. (a)	1,948	467,228
Cisco Systems, Inc.	15,089	786,590
Clear Secure, Inc. - Class A	3,519	59,190
CommVault Systems, Inc. (a)	1,556	101,685
Crowdstrike Holdings, Inc. - Class A (a)(d)	2,253	398,263
CTS Corp.	1,235	46,201
Datadog, Inc. - Class A (a)	3,335	271,702
DocuSign, Inc. (a)	3,866	150,310
Doximity, Inc. - Class A (a)(d)	3,940	80,494
Dropbox, Inc. - Class A (a)(d)	6,038	158,799
Dynatrace, Inc. (a)(d)	4,294	191,985
Extreme Networks, Inc. (a)(d)	4,212	86,851
F5, Inc. (a)	1,070	162,201
Fortinet, Inc. (a)	6,734	384,983
International Business Machines Corp.	4,274	618,191
Intuit, Inc.	1,269	628,092
Kulicke & Soffa Industries, Inc. (d)	1,706	70,987
Lattice Semiconductor Corp. (a)(d)	2,132	118,561
Manhattan Associates, Inc. (a)	1,043	203,364
MaxLinear, Inc. (a)	3,203	48,686
Microchip Technology, Inc.	4,558	324,940
NVIDIA Corp.	3,543	1,444,835
Palo Alto Networks, Inc. (a)	2,165	526,138
Paylocity Holding Corp. (a)	891	159,845
Pegasystems, Inc.	2,432	103,944
Progress Software Corp.	1,499	77,019
PTC, Inc. (a)	1,484	208,383
Pure Storage, Inc. - Class A (a)	5,659	191,331
Qualys, Inc. (a)(d)	928	141,938
Rambus, Inc. (a)	2,315	125,774
RingCentral, Inc. - Class A (a)	3,070	81,601
ServiceNow, Inc. (a)	1,077	626,652
Skyworks Solutions, Inc.	2,038	176,776
Splunk, Inc. (a)	2,239	329,491
Squarespace, Inc. - Class A (a)	3,341	94,918
Synaptics, Inc. (a)	1,206	100,894
Synopsys, Inc. (a)(d)	1,061	498,076
Tenable Holdings, Inc. (a)	2,926	123,214
Teradata Corp. (a)	2,799	119,573
Veeva Systems, Inc. - Class A (a)(d)	1,464	282,127
VMware, Inc. - Class A (a)(d)	3,046	443,650
Workday, Inc. - Class A (a)	1,663	352,074
Zeta Global Holdings Corp. - Class A (a)(d)	7,188	56,066
Zoom Video Communications, Inc. - Class A (a)	3,371	202,193
Zscaler, Inc. (a)(d)	1,824	289,451
		18,792,255
TOTAL COMMON STOCKS (Cost $34,657,554)		33,592,576

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 13.2%
Investment Company - 13.2%
Mount Vernon Liquid Asset Portfolio, LLC, 5.55% (b)	4,452,185	4,452,185
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $4,452,185)		4,452,185

Total Investments (Cost $39,109,739) - 112.9%		38,044,761
Liabilities in Excess of Other Assets - (12.9)%		(4,359,133)
TOTAL NET ASSETS - 100.0%		$33,685,628

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of October 31, 2023.
(c)  The "Principal Risks" section of the Fund's prospectus outlines risks associated with significant investments in a particular industry.  The prospectus is available by calling toll free at 1-800-617-0004, by accessing the Securities and Exchange Commission's ("SEC") website at www.sec.gov or by accessing the Fund's website at www.fcf-funds.com.

(d) All or a portion of this security was out on loan at October 31, 2023. Total loaned securities had a market value of $4,381,755 as of October 31, 2023.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Donoghue Forlines Innovation ETF (formerly, Donoghue Forlines Risk Managed Innovation ETF)
Summary of Fair Value Disclosure at October 31, 2023 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023:

Donoghue Forlines Innovation ETF (formerly, Donoghue Forlines Risk Managed Innovation ETF)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$5,916,907	$-	$-	$5,916,907
Consumer Discretionary	446,190	-	-	446,190
Consumer Staples	838,825	-	-	838,825
Energy	272,812	-	-	272,812
Health Care	5,957,726	-	-	5,957,726
Industrials	1,367,861	-	-	1,367,861
Technology	18,792,255	-	-	18,792,255
Total Common Stocks	33,592,576	-	-	33,592,576
Investment Purchased with the Cash Proceeds From Securities Lending	4,452,185	-	-	4,452,185
Total Investments	$38,044,761	$-	$-	$38,044,761

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.